Schedule of Related Parties Transaction (Details) - Theralink Technologies Inc [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Convertible notes principal – related parties	$ 11,440,792	$ 4,150,000
Discount on convertible notes - related parties	(1,509,975)	(1,844,186)
Note payable principal – related parties	7,488,217
Discount on notes - related parties	(23,024)
Total	12,976,310	2,748,964
Related Party [Member]
Related Party Transaction [Line Items]
Note payable principal – related parties	1,172,466	350,000
Accrued liabilities - related parties	1,886,051	76,927
Accounts payable – related parties	$ 10,000	$ 16,223